Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other receivables [abstract]
Trade receivables	$ 3,687	$ 3,418
Other receivables	1,652	1,324
Total	5,339	4,742
Current	5,169	4,594
Non-current	$ 170	$ 148